Equity (Tables)	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Share-based Payment Arrangement, Option, Activity [Table Text Block]
	Year ended December 31, 2019
	Amount of options	Weighted average exercise	Weighted average remaining contractual life (in years)	Aggregate intrinsic value

Outstanding at January 1, 2019	2,055,182	9.86	3.80	$2,594
Granted	155,000	13.60
Exercised	(177,872)	6.96
Expired and forfeited	(162,898)	9.57

Outstanding at December 31, 2019	1,869,412	10.25	3.21	$23,838

Vested and expected to vest	1,869,412	10.25	3.21	$23,838

Exercisable at December 31, 2019	970,408	9.34	2.41	$13,258

Share-based Payment Arrangement, Option, Exercise Price Range [Table Text Block]
					Weighted
	Options	Weighted		Options	Average
	outstanding	Average	Weighted	Exercisable	Exercise
	as of	remaining	average	as of	price of
Ranges of	December 31,	contractual	exercise	December 31,	Options
exercise price	2019	Term	price	2019	Exercisable
		(Years)	$		$

1.26-6.10	12,158	1.33	2.75	12,158	2.75
7.60	300,000	1.34	7.60	300,000	7.60
8.45-8.96	95,000	2.48	8.88	63,750	8.93
9.11-9.96	457,254	3.05	9.39	287,000	9.43
10.21-11.21	145,000	4.11	10.94	55,000	10.69
11.23	607,500	3.68	11.23	200,000	11.23
11.99-12.40	90,000	3.16	12.13	52,500	12.17
13.12	125,000	1.57	13.12	-	-
13.28-15.60	37,500	5.25	15.14	-	-

	1,869,412	3.21	10.25	970,408	9.34